Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Cash flows from operating activities
Net loss	¥ (34,484)	$ (5,081)	¥ (39,182)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	12,422	1,831	989
Amortization of right-of-use assets	575	85	759
Gain on short-term investments	(421)	(62)	(2,917)
Impairment loss for property, plant and equipment	1,461	215	10,108
Share of loss from equity method investments, net of income tax	180	27	615
Impairment loss for equity method investments	20,080	2,959
Impairment loss for short-term investments			20,549
Provision/(reversal) of allowance for credit losses	(9,325)	(1,374)	5,321
Accounts payable write-off benefit			(16,483)
Amounts due to related parties write-off benefit	(3,302)	(487)
Property, plant and equipment written off			31
Loss on disposal of property, plant and equipment	46	7	344
Foreign currency exchange gain	(7,205)	(1,062)	(524)
(Gain)/loss on disposal of subsidiaries	264	39	(3,315)
Changes in operating assets and liabilities
Accounts receivable	23,354	3,442	11,763
Amounts due from related parties	(455)	(67)	(8,346)
Prepayments and other assets	(11,439)	(1,686)	50,854
Inventories	84	12	316
Accounts payable	(16,908)	(2,492)	(60,660)
Amounts due to related parties	41	6	6,075
Customers’ refundable fees	(483)	(71)	5,231
Accrued expenses and other payables	(10,322)	(1,523)	(1,763)
Lease liabilities	(552)	(81)	(809)
Income tax payables	(285)	(42)	(191)
Net cash used in operating activities	(36,674)	(5,405)	(21,235)
Cash flows from investing activities
Purchase of property, plant and equipment			(23,839)
Proceeds from disposal of property, plant and equipment	391	58	3,830
Investment in equity method investments			(923)
Cash paid for acquisition of subsidiaries, net of cash acquired	(2,413)	(356)	(305)
Cash advances made to related parties	(200)	(29)
Cash paid for disposal of subsidiaries			(1,162)
Cash paid for short-term investments	(4,757)	(701)	(64,194)
Proceeds from disposal of short-term investments	27,428	4,042	15,909
Net cash (used in)/provided by investing activities	20,449	3,014	(70,684)
Cash flows from financing activities
Contribution from non-controlling shareholders	150	22	4,040
Proceeds from issuance of convertible promissory note, net of issuance costs			42,278
Net cash provided by financing activities	150	22	46,318
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,176	173	482
Net decrease in cash, cash equivalents and restricted cash	(14,899)	(2,196)	(45,119)
Cash, cash equivalents and restricted cash at the beginning of the period	32,659	4,813	89,484
Cash, cash equivalents and restricted cash at the end of the period	17,760	2,617	44,365
Cash, cash equivalents and restricted cash
Cash and cash equivalents	13,865		34,647
Restricted cash	3,895		9,718
Cash, cash equivalents and restricted cash at the end of the period	17,760		44,365
Supplemental disclosure of cash flow information
Income tax paid	(105)	(15)	(20)
Supplemental disclosure of non-cash flow information
Lease liabilities arising from obtaining right-of-use assets			¥ 139